Due To Related Parties	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Related Party Transactions [Abstract]
Due To Related Parties

a) The amount due to related parties of $173,559 and $102,759 at July 31, 2014 and April 30, 2014, respectively, consists of amounts owed to officers and shareholders of the Company for amounts advanced to pay for professional services provided by the Company’s outside service providers and for consulting services rendered for periods ending on and prior to July 31, 2014. The amount is unsecured, non-interest bearing and due on demand.

b) On January 22, 2014, the Company entered into a License Agreement with ME Resources Corp (Note 3). The President of the Company is related to a director of MEC.

a)	The amount due to related parties of $102,759 and $96,716 at April 30, 2014 and 2013, respectively, consists of amounts owed to officers and shareholders of the Company for amounts advanced to pay for professional services provided by the Company’s outside service providers for services rendered for periods ending on and prior to April 30, 2014. The amount is unsecured, non-interest bearing and due on demand.
b)	On January 22, 2014, the Company entered into a License Agreement with ME Resources Corp (Note 3). The President of the Company is related to a director of MEC.